Additional Balance Sheet Information - Property, Plant And Equipment, At Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Property, plant and equipment, gross	$ 54,804	$ 44,158
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(17,122)	(12,591)
Total property, plant and equipment, net	37,682	31,567
Construction in Progress [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	6,697	26,362
Tools, Dies and Molds [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	23,627	9,874
Machinery and Equipment [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	5,147	3,488
Software Development [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	17,310	2,799
Total property, plant and equipment, net	14,395	1,309
Leasehold Improvements [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	$ 2,023	$ 1,635